UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Windcrest Discovery Investments LLC

Address:  57 Danbury Road - Suite 204
          Wilton, CT 06897

13F File Number: 028-11649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   David Edwards
Title:  Managing Member
Phone:  (203) 529-4300


Signature, Place and Date of Signing:

/s/ David Edwards                  Wilton, CT                November 12, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:   71

Form 13F Information Table Value Total: $71,842
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number                 Name

None

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN  2          COLUMN 3    COLUMN 4    COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                                                       SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS     CUSIP        VALUE  PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AEROPOSTALE                           COM          007865108    1,239   28,500  SH           SOLE                28,500
AFFILIATED MANAGERS GROUP             COM          008252108      930   14,300  SH           SOLE                14,300
AMBASSADORS GROUP INC                 COM          023177108    1,153   73,700  SH           SOLE                73,700
AMERIGROUP CORP                       COM          03073T102      592   26,700  SH           SOLE                26,700
AMN HEALTHCARE SERVICES INC           COM          001744101      922   97,000  SH           SOLE                97,000
BE AEROSPACE INC                      COM          073302101    1,098   54,500  SH           SOLE                54,500
BIGBAND NETWORKS INC                  COM          089750509      602  150,000  SH           SOLE               150,000
BUCYRUS INTL INC NEW                  COM          118759109    1,353   38,000  SH           SOLE                38,000
CF INDS HLDGS INC                     COM          125269100    1,207   14,000  SH           SOLE                14,000
CHART INDS INC                   COM PAR $0.01     16115Q308    1,291   59,800  SH           SOLE                59,800
CHICAGO BRIDGE & IRON CO N V    N Y REGISTRY SH    167250109    1,588   85,000  SH           SOLE                85,000
COACH INC                             COM          189754104      932   28,300  SH           SOLE                28,300
COMFORT SYS USA INC                   COM          199908104      928   80,100  SH           SOLE                80,100
CORPORATE EXECUTIVE BRD CO            COM          21988R102      914   36,700  SH           SOLE                36,700
COVENTRY HEALTH CARE INC              COM          222862104      535   26,800  SH           SOLE                26,800
DELUXE CORP                           COM          248019101      901   52,700  SH           SOLE                52,700
DISCOVERY COMMUNICATNS NEW         COM SER C       25470F302      489   18,800  SH           SOLE                18,800
DISCOVERY COMMUNICATNS NEW         COM SER A       25470F104      488   16,900  SH           SOLE                16,900
DONNELLEY R R & SONS CO               COM          257867101    1,001   47,100  SH           SOLE                47,100
EMCOR GROUP INC                       COM          29084Q100    1,193   47,100  SH           SOLE                47,100
EXPEDIA INC DEL                       COM          30212P105    1,557   65,000  SH           SOLE                65,000
FOSTER WHEELER AG                     COM          H27178104      881   27,600  SH           SOLE                27,600
FRANKLIN RES INC                      COM          354613101      976    9,700  SH           SOLE                 9,700
GENCORP INC                           COM          368682100      965  180,000  SH           SOLE               180,000
GLOBAL CASH ACCESS HLDGS INC          COM          378967103      932  127,500  SH           SOLE               127,500
GT SOLAR INTL INC                     COM          3623E0209      973  167,500  SH           SOLE               167,500
GYMBOREE CORP                         COM          403777105    1,543   31,900  SH           SOLE                31,900
HARTE-HANKS IN                        COM          416196103    1,325   95,800  SH           SOLE                95,800
HEALTHSPRING INC                      COM          42224N101      554   45,200  SH           SOLE                45,200
HEARTLAND PMT SYS INC                 COM          42235N108    1,286   88,600  SH           SOLE                88,600
HUMANA INC                            COM          444859102      567   15,200  SH           SOLE                15,200
I2 TECHNOLOGIES INC                 COM NEW        465754208    1,182   73,700  SH           SOLE                73,700
ICONIX BRAND GROUP INC                COM          451055107      829   66,500  SH           SOLE                66,500
INFOGROUP INC                         COM          45670G108      915  130,500  SH           SOLE               130,500
INTERPUBLIC GROUP COS INC             COM          460690100    1,002  133,300  SH           SOLE               133,300
INTERVAL LEISURE GROUP INC            COM          46113M108    1,597  128,200  SH           SOLE               128,200
INVENTIV HEALTH INC                   COM          46122E105    1,123   67,100  SH           SOLE                67,100
INVESCO LTD                           SHS          G491BT108    1,072   47,100  SH           SOLE                47,100
ISHARES SILVER TRUST                ISHARES        46428Q109    1,192   72,800  SH           SOLE                72,800
JOY GLOBAL INC                        COM          481165108    1,052   21,500  SH           SOLE                21,500
KBR INC                               COM          48242W106      866   37,200  SH           SOLE                37,200
KHD HUMBOLDT WEDAG INTL LTD           COM          482462108    1,125  108,400  SH           SOLE               108,400
KIRKLANDS INC                         COM          497498105      306   21,500  SH           SOLE                21,500
KNIGHT CAPITAL GROUP INC             CL A          499005106    1,466   67,400  SH           SOLE                67,400
M & F WORLDWIDE CORP                  COM          552541104      917   45,300  SH           SOLE                45,300
MARKET VECTORS ETF TR           GOLD MINER ETF     57060U100    1,178   26,000  SH           SOLE                26,000
MCKESSON CORP                         COM          58155Q103      893   15,000  SH           SOLE                15,000
MEDNAX INC                            COM          58502B106      934   17,000  SH           SOLE                17,000
MEDQUIST INC                          COM          584949101      546   85,800  SH           SOLE                85,800
MICROSTRATEGY INC                  CL A NEW        594972408      966   13,500  SH           SOLE                13,500
MIDDLEBY CORP                         COM          596278101      908   16,500  SH           SOLE                16,500
MOLINA HEALTHCARE INC                 COM          60855R100      645   31,160  SH           SOLE                31,160
MONOTYPE IMAGING HOLDINGS IN          COM          61022P100      899  106,900  SH           SOLE               106,900
OIL STS INTL INC                      COM          678026105      973   27,700  SH           SOLE                27,700
ORBITZ WORLDWIDE INC                  COM          68557K109      706  114,300  SH           SOLE               114,300
PHILLIPS VAN HEUSEN CORP              COM          718592108    1,220   28,500  SH           SOLE                28,500
PRE PAID LEGAL SVCS INC               COM          740065107    1,255   24,700  SH           SOLE                24,700
PRIMORIS SVCS CORP                    COM          74164F103      608   84,279  SH           SOLE                84,279
RADIOSHACK CORP                       COM          750438103    1,200   72,400  SH           SOLE                72,400
SOLUTIA INC                         COM NEW        834376501      869   75,000  SH           SOLE                75,000
SPDR GOLD TRUST                    GOLD SHS        78463V107    1,196   12,100  SH           SOLE                12,100
TERRA INDS INC                        COM          880915103    1,255   36,200  SH           SOLE                36,200
TICKETMASTER ENTMT INC                COM          88633P302    1,294  110,700  SH           SOLE               110,700
TRINITY INDS INC                      COM          896522109      847   49,300  SH           SOLE                49,300
TRUE RELIGION APPAREL INC             COM          89784N104    1,351   52,100  SH           SOLE                52,100
UNISYS CORP                           COM          909214108    1,086  406,700  SH           SOLE               406,700
USA MOBILITY INC                      COM          90341G103    1,195   92,800  SH           SOLE                92,800
WADDELL & REED FINL INC              CL A          930059100      683   24,000  SH           SOLE                24,000
WELLCARE HEALTH PLANS INC             COM          94946T106      845   34,300  SH           SOLE                34,300
WORLD FUEL SVCS CORP                  COM          981475106    1,163   24,200  SH           SOLE                24,200
WYNDHAM WORLDWIDE CORP                COM          98310W108    1,568   96,100  SH           SOLE                96,100




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